CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	12.31.21	12.31.20
Cash and banks (1)	103,541	191,975
Short-term investments (2)	6,344,942	5,570,106
Total	6,448,483	5,762,081
(1)	On December 31, 2021 and 2020, the Consolidated balances included R$66,682 and R$47,313, respectively, related to the Financial Clearing House, with a Telefónica Group company (Note 29).
(2)	Highly liquid short-term investments basically comprise Bank Deposit Certificates (“CDB”) and Repurchase Agreements with first tier rated financial institutions, indexed to the Interbank Deposit Certificate (“CDI”) rate, with original maturities of up to three months, and with immaterial risk of change in value. Income from these investments are recorded as financial income. On December 31, 2021, the average remuneration of these short-term investments corresponded to 100.17% of the CDI (100.39% on December 31, 2020).